Financial Instruments	6 Months Ended
Jun. 30, 2023
Financial Instruments
Financial Instruments

Note 3 – Financial Instruments

Genmab’s portfolio is spread over a number of different securities with a focus on liquidity and the preservation of capital. Genmab’s marketable securities in USD, DKK, EUR, and GBP as a percentage of total marketable securities was as follows:

	June 30,	December 31,
	2023	2022
Percent

USD	82%	80%
DKK	11%	12%
EUR	6%	7%
GBP	1%	1%
Total	100%	100%

As of June 30, 2023, 72% of Genmab’s marketable securities were long-term A rated or higher, or short-term A-1 / P-1 rated by S&P, Moody’s or Fitch compared to 75% as of December 31, 2022.

The table below shows the fair value measurements by level for Genmab’s financial assets measured at fair value through profit or loss:

(DKK million)	June 30, 2023				December 31, 2022
Assets Measured at Fair Value	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Marketable securities	14,010	—	—	14,010	12,431	—	—	12,431
Other investments	108	—	75	183	67	—	66	133

Marketable Securities

All fair values are determined by reference to external sources using unadjusted quoted prices in established markets for Genmab’s marketable securities (Level 1).

Refer to Note 4.3 and Note 4.4 in the Annual Report for further details regarding Genmab’s marketable securities and other investments.